Segment and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2017
Segment and Geographic Information
Schedule of Revenue and Results of Segments

Revenue and Results of Segments

€ millions	Applications, Technology & Services			SAP Business Network			Total Reportable Segments
		2017	2016		2017	2016		2017	2016
	Actual Currency	Constant Currency	Actual Currency	Actual Currency	Constant Currency	Actual Currency	Actual Currency	Constant Currency	Actual Currency
Cloud subscriptions and support – SaaS/PaaS1)	1,604	1,627	1,191	1,840	1,870	1,595	3,443	3,497	2,786
Cloud subscriptions and support – IaaS2)	328	334	209	0	0	0	328	334	209
Cloud subscriptions and support	1,932	1,961	1,400	1,840	1,870	1,595	3,772	3,831	2,995
Software licenses	4,872	4,983	4,864	–1	–1	0	4,871	4,982	4,864
Software support	10,890	10,987	10,545	18	18	28	10,908	11,005	10,572
Software licenses and support	15,762	15,970	15,409	17	18	27	15,780	15,987	15,436
Cloud and software	17,694	17,931	16,809	1,857	1,887	1,622	19,551	19,818	18,431
Services	3,447	3,472	3,321	404	413	303	3,851	3,885	3,624
Total segment revenue	21,141	21,403	20,130	2,261	2,300	1,925	23,402	23,703	22,055
Cost of cloud subscriptions and support – SaaS/PaaS1)	–684	–694	–457	–428	–435	–384	–1,112	–1,128	–840
Cost of cloud subscriptions and support – IaaS2)	–309	–312	–221	0	0	0	–309	–312	–221
Cost of cloud subscriptions and support	–993	–1,006	–678	–428	–435	–384	–1,421	–1,440	–1,062
Cost of software licenses and support	–2,007	–2,018	–1,964	–5	–5	–1	–2,012	–2,022	–1,965
Cost of cloud and software	–3,000	–3,023	–2,642	–433	–439	–385	–3,433	–3,463	–3,026
Cost of services	–2,703	–2,722	–2,669	–293	–297	–246	–2,996	–3,019	–2,915
Total cost of revenue	–5,703	–5,745	–5,311	–725	–737	–631	–6,429	–6,481	–5,942
Segment gross profit	15,438	15,659	14,819	1,536	1,563	1,295	16,974	17,222	16,114
Other segment expenses	–7,336	–7,418	–6,768	–1,151	–1,169	–954	–8,486	–8,586	–7,722
Segment profit	8,102	8,241	8,051	385	394	341	8,488	8,636	8,392

1) Software as a Service/Platform as a Service

2) Infrastructure as a Service

Revenue and Results of Segments

€ millions	Applications, Technology & Services			SAP Business Network			Total Reportable Segments
		2016	2015		2016	2015		2016	2015
	Actual Currency	Constant Currency	Actual Currency	Actual Currency	Constant Currency	Actual Currency	Actual Currency	Constant Currency	Actual Currency
Cloud subscriptions and support – SaaS/PaaS1)	1,191	1,204	872	1,595	1,589	1,337	2,786	2,794	2,208
Cloud subscriptions and support – IaaS2)	209	213	91	0	0	0	209	213	91
Cloud subscriptions and support	1,400	1,417	963	1,595	1,589	1,337	2,995	3,007	2,299
Software licenses	4,864	4,895	4,837	0	0	–1	4,864	4,894	4,836
Software support	10,545	10,627	10,062	28	28	31	10,572	10,654	10,093
Software licenses and support	15,409	15,521	14,899	27	27	30	15,436	15,549	14,930
Cloud and software	16,809	16,939	15,862	1,622	1,617	1,367	18,431	18,555	17,229
Services	3,321	3,360	3,272	303	304	249	3,624	3,663	3,521
Total segment revenue	20,130	20,298	19,134	1,925	1,920	1,616	22,055	22,219	20,750
Cost of cloud subscriptions and support – SaaS/PaaS1)	–457	–458	–263	–384	–385	–336	–840	–843	–599
Cost of cloud subscriptions and support – IaaS2)	–221	–222	–189	0	0	0	–221	–222	–189
Cost of cloud subscriptions and support	–678	–680	–452	–384	–385	–336	–1,062	–1,065	–788
Cost of software licenses and support	–1,964	–1,978	–1,992	–1	–1	–1	–1,965	–1,979	–1,993
Cost of cloud and software	–2,642	–2,658	–2,444	–385	–386	–337	–3,026	–3,044	–2,781
Cost of services	–2,669	–2,718	–2,542	–246	–249	–183	–2,915	–2,967	–2,725
Total cost of revenue	–5,311	–5,376	–4,985	–631	–635	–520	–5,942	–6,012	–5,506
Segment gross profit	14,819	14,922	14,148	1,295	1,285	1,095	16,114	16,207	15,244
Other segment expenses	–6,768	–6,868	–6,407	–954	–964	–779	–7,722	–7,833	–7,185
Segment profit	8,051	8,054	7,742	341	321	317	8,392	8,374	8,059

1) Software as a Service/Platform as a Service

2) Infrastructure as a Service

Schedule of Reconciliation of Revenue and Segment Results

€ millions		2017		2016	2015
	Actual Currency	Constant Currency	Actual Currency	Constant Currency	Actual Currency
Total segment revenue for reportable segments	23,402	23,703	22,055	22,219	20,750
Other revenue	62	62	12	12	55
Adjustment for currency impact	0	–301	0	–164	0
Adjustment of revenue under fair value accounting	–3	–3	–5	–5	–11
Total revenue	23,461	23,461	22,062	22,062	20,793

Total segment profit for reportable segments	8,488	8,636	8,392	8,374	8,059
Other revenue	62	62	12	12	55
Other expenses	–1,780	–1,777	–1,771	–1,781	–1,766
Adjustment for currency impact	0	–151	0	28	0
Adjustment for
Revenue under fair value accounting	–3	–3	–5	–5	–11
Acquisition-related charges	–587	–587	–680	–680	–738
Share-based payment expenses	–1,120	–1,120	–785	–785	–724
Restructuring	–182	–182	–28	–28	–621
Operating profit	4,877	4,877	5,135	5,135	4,252
Other non-operating income/expense, net	–36	–36	–234	–234	–256
Financial income, net	185	185	–38	–38	–5
Profit before tax	5,026	5,026	4,863	4,863	3,991

Schedule of Geographic Information

Revenue by Region

€ millions	Cloud Subscriptions and Support Revenue			Cloud and Software Revenue
	2017	2016	2015	2017	2016	2015
EMEA	1,029	703	507	8,759	8,193	7,622
Americas	2,321	2,000	1,579	7,666	7,366	6,929
APJ	419	290	200	3,124	2,865	2,663
SAP Group	3,769	2,993	2,286	19,549	18,424	17,214

Total Revenue by Region

€ millions	2017	2016	2015
Germany	3,352	3,034	2,771
Rest of EMEA	7,063	6,721	6,409
EMEA	10,415	9,755	9,181
United States	7,436	7,167	6,750
Rest of Americas	1,911	1,763	1,678
Americas	9,347	8,931	8,428
Japan	885	825	667
Rest of APJ	2,814	2,552	2,517
APJ	3,699	3,377	3,185
SAP Group	23,461	22,062	20,793

Non-Current Assets by Region

€ millions	2017	2016
Germany	3,739	2,655
Rest of EMEA	4,338	5,281
EMEA	8,077	7,936
United States	19,303	21,910
Rest of Americas	201	165
Americas	19,504	22,075
APJ	723	685
SAP Group	28,304	30,695